EliteDesigns® Variable Annuity EliteDesigns® II Variable Annuity	EliteDesigns® Variable Annuity EliteDesigns® II Variable Annuity
Issued by:	Issued by:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001	First Security Benefit Life Insurance and Annuity Company of New York 800 Westchester Avenue, Suite 641 N Rye Brook, New York 10573

Supplement Dated March 27, 2015,
To Current Prospectus

Effective March 27, 2015, the MFS® VIT Investors Growth Stock Series merged into the MFS® VIT II MA Investors Growth Stock Portfolio. The MFS® VIT Investors Growth Stock Series Subaccount began investing in the MFS® VIT II MA Investors Growth Stock Portfolio and changed its name on the same date to MFS® VIT II MA Investors Growth Stock Portfolio. All references to the former name (MFS® VIT Investors Growth Stock) in the Prospectus are hereby changed to reflect the new name effective March 27, 2015.

Effective March 27, 2015, the MFS® VIT Research International Series merged into the MFS® VIT II Research International Portfolio. The MFS® VIT Research International Series Subaccount began investing in the MFS® VIT II Research International Portfolio and changed its name on the same date to MFS® VIT II Research International Portfolio. All references to the former name (MFS® VIT Research International Series) in the Prospectus are hereby changed to reflect the new name effective March 27, 2015.

Please Retain This Supplement For Future Reference